Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Carrying forward net operating losses	$ 77.5
Unutilized losses expire	between the years 2023 to 2031
Carrying forward a deferred tax asset	8.3
Deferred tax assets, valuation allowance	4.2	0.8	1.9
Unrecognized tax benefits	0	0
Business Acquisition [Member]
Operating Loss Carryforwards [Line Items]
Carrying forward net operating losses	$ 58.6
Unutilized losses expire	between 2019 and 2024